Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 75,089	₱ 63,671
Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	40,237	24,369
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	65,718	56,680
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,825	17,202
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	91,914	80,873
Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	60,598	48,629
Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,120	8,051
Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,371	6,991
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,825	17,202
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	43,654	43,308
Financial instruments at amortized cost [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,689	3,504
Financial instruments at amortized cost [Member] | Costs [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,153	150
Financial instruments at amortized cost [Member] | Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	40,237	24,369
Financial instruments at amortized cost [Member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	508	314
Financial instruments at amortized cost [Member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,142	17,178
Financial instruments at amortized cost [Member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13,318	13,005
Financial instruments at amortized cost [Member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,520	1,896
Financial instruments at amortized cost [Member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	226	889
Financial instruments at amortized cost [Member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,098	6,372
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	12,733	11,439
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,725	7,676
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,833	1,747
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	282	1,452
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,153	150
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	39,956	24,111
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	281	258
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	508	314
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,263	3,280
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,348	1,634
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,358	3,652
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	228	2,041
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	246	460
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	567	414
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14	374
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	38	40
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,358	1,462
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,262	2,095
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,371	6,991
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		7
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,541	1,572
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,874	2,710
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	471	645
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	113	385
Financial instruments at amortized cost [Member] | Costs [Member] | Financial assets past due but not impaired [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,372	1,672
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,825	17,202
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	574	298
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,990	10,692
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,858	4,602
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	236	377
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	61	90
Financial instruments at amortized cost [Member] | Costs [Member] | Impaired [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,106	1,143
Financial instruments at FVPL [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,855	10,277
Financial instruments at FVPL [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,972	6,866
Financial instruments at FVPL [Member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	481
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	380	3,369
Financial instruments at FVPL [Member] | Costs [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	22	31
Financial instruments at FVPL [Member] | Costs [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8
Financial instruments at FVPL [Member] | Costs [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1
Financial instruments at FVPL [Member] | Costs [Member] | Currency swap [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,741	10,160
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	114	117
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Other financial assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,972	6,866
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	481
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Financial assets at FVPL [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	266	3,252
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Financial assets at FVPL [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	114	117
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Interest rate swap contract [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	22	31
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Forward Foreign Exchange Contracts [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Long-term currency swap [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Currency swap [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2
Financial instruments at FVOCI [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial instruments at FVOCI [member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial instruments at FVOCI [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	168	2,919
Financial instruments at FVOCI [Member] | Costs [Member] | Financial assets neither past due nor impaired [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 168	₱ 2,919